Submission	Oct. 28, 2024
Submission [Line Items]
Central Index Key	0000040729
Registrant Name	Ally Financial Inc.
Registration File Number	333-281524
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES